Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Corporation Shares outstanding	15,219,358	14,684,485	14,915,651	14,503,290
Diluted total weighted average number of Telesat Corporation Shares outstanding	15,219,358	16,562,440	14,915,651	16,328,156
Stock options [Member]
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Effect of diluted securities		341,237		352,789
RSUs [Member]
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Effect of diluted securities		774,036		775,331
DSUs [Member]
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Effect of diluted securities		205,344		202,875
PSUs [Member]
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Effect of diluted securities		557,338		493,871